RISK MANAGEMENT (Details 8) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 160,468,094	$ 151,747,486
% Participation	100.00%	100.00%
Allowance for loans and advances and lease losses	$ 8,223,103	$ 6,621,911	$ 5,248,755	$ 4,789,257
% Participation	100.00%	100.00%
Colombia [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 112,862,226	$ 102,011,845
% Participation	70.30%	67.22%
Allowance for loans and advances and lease losses	$ 7,164,085	$ 5,369,122
% Participation	87.10%	81.08%
Panama [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 28,722,853	$ 31,216,172
% Participation	17.90%	20.57%
Allowance for loans and advances and lease losses	$ 507,181	$ 783,883
% Participation	6.20%	11.84%
El Salvador [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 9,120,415	$ 8,879,815
% Participation	5.70%	5.85%
Allowance for loans and advances and lease losses	$ 358,258	$ 345,364
% Participation	4.40%	5.22%
Puerto Rico [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 847,767	$ 1,220,689
% Participation	0.50%	0.80%
Allowance for loans and advances and lease losses	$ 14,941	$ 10,218
% Participation	0.20%	0.15%
Peru [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances		$ 140,114
% Participation		0.09%
Allowance for loans and advances and lease losses		$ 9,958
% Participation		0.15%
Guatemala [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 8,902,627	$ 8,265,518
% Participation	5.50%	5.45%
Allowance for loans and advances and lease losses	$ 177,895	$ 102,772
% Participation	2.10%	1.55%
Other Countries [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 12,206	$ 13,333
% Participation	0.10%	0.02%
Allowance for loans and advances and lease losses	$ 743	$ 594
% Participation	0.00%	0.01%